Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

NOTE 6:- PROPERTY, PLANT AND EQUIPMENT, NET

	June 30, 2018	December 31, 2017
	Unaudited

Cost:

Factory building	$2,061	$2,054
Machinery and equipment *)	10,904	10,400
Office furniture and equipment	794	771
Leasehold improvements	396	386

	14,155	13,611
Accumulated depreciation:

Factory building	1,998	1,990
Machinery and equipment	7,440	7,242
Office furniture and equipment	329	317
Leasehold improvements	156	147

	9,923	9,696

Depreciated cost	$4,232	$3,915

*)	As of June 30, 2018, $985 relates to construction-in-process of production infrastructure.

Depreciation expense amounted to $227 and $297 for the six months period ended June 30, 2018 and 2017, respectively. During the six months period ended June 30, 2018, the Company recorded $387 as impairment loss.